Note 24 - Non-current provisions	12 Months Ended
Dec. 31, 2025
Note 24 - Non-current provisions
Note 24 - Non-current provisions

24        Non-current provisions

Liabilities

	Year ended December 31,
	2025	2024
At the beginning of the year	82,106	101,453
Translation differences	4,216	(11,718)
Changes due to business combinations (*)	-	(900)
(Reversal) / additional allowance	(21,380)	10,077
Reclassifications	(2,549)	(9,839)
Used and other movements	(13,975)	(6,967)
At the end of the year	48,418	82,106

Non-current allowances and provisions related to liabilities include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.

(*)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.